Group overview - Additional information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2019 shares	Mar. 31, 2020 tpa MW shares	Mar. 31, 2019 shares	Jul. 31, 2009 shares
Disclosure of general information [line items]
Number of shares issued | shares		261,780,208	248,779,452
American depositary shares [member]
Disclosure of general information [line items]
Number of shares issued | shares				131,906,011
Number of equity share each ADS comprise | shares	4
Copper segment [member] | Tuticorin [member]
Disclosure of general information [line items]
Capacity smelter plant | tpa		400,000
Power segment [member] | Jharsuguda, India [member]
Disclosure of general information [line items]
Power plant capacity | MW		600
Power segment [member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Power plant capacity | MW		300
Power segment [member] | Talwandi Sabo Power Limited TSPL [member]
Disclosure of general information [line items]
Power plant capacity | MW		1,980
Twinstar Holdings Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate		37.10%
Finsider international company limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate		10.80%
Westglobe limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate		1.20%
Welter trading limited [member] | Vedanta Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate		1.00%